Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Summary of intangible assets

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets:
Core deposit intangible	$8,037	$5,635	$8,105	$4,381
Employment contract intangible	95	87	1,130	1,103
Insurance book of business intangible	—	—	—	—

Total intangible assets	$8,132	$5,722	$9,235	$5,484

Estimated aggregate annual amortization expense

2013	$973
2014	594
2015	594
2016	249

Total	$2,410